FINANCIAL RISK MANAGEMENT - Schedule of Probability of Default Loans and Advances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 454,899	£ 448,567
Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	459,417	452,387
Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	4,518	3,820
Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	380,991	400,036
Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	700	915
Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	61,164	34,931
Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	1,808	1,114
Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	7,640	6,443
Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	1,757	1,581
POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	9,622	10,977
POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	253	210
Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	367,010	358,424
Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	2,816	2,073
Retail | Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	303,454	317,173
Retail | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	486	390
Retail | Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	49,671	27,401
Retail | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	1,394	854
Retail | Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	4,263	2,873
Retail | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	683	619
Retail | POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	9,622	10,977
Retail | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 253	210
Retail | RMS 7–9 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	4.51%
Retail | RMS 7–9 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	14.00%
Retail | RMS 10 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	14.01%
Retail | RMS 10 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.00%
Retail | RMS 11–13 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.01%
Retail | RMS 11–13 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	99.99%
Retail | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	100.00%
Retail | RMS 1–3 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.00%
Retail | RMS 1–3 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.80%
Retail | RMS 4–6 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.81%
Retail | RMS 4–6 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	4.50%
Commercial | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 95,373	93,812
Commercial | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	1,698	1,341
Commercial | Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	80,509	82,719
Commercial | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	214	125
Commercial | Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	11,493	7,530
Commercial | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	414	260
Commercial | Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	3,371	3,563
Commercial | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	1,070	956
Commercial | POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 11–14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	37,218	35,978
Commercial | CMS 11–14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	221	160
Commercial | CMS 11–14 | Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	31,591	32,512
Commercial | CMS 11–14 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	128	84
Commercial | CMS 11–14 | Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	5,627	3,466
Commercial | CMS 11–14 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	93	76
Commercial | CMS 11–14 | Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 11–14 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 11–14 | POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 11–14 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 0	0
Commercial | CMS 11–14 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.501%
Commercial | CMS 11–14 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	3.00%
Commercial | CMS 15–18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 7,783	5,042
Commercial | CMS 15–18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	291	159
Commercial | CMS 15–18 | Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	3,275	2,184
Commercial | CMS 15–18 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	47	14
Commercial | CMS 15–18 | Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	4,508	2,858
Commercial | CMS 15–18 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	244	145
Commercial | CMS 15–18 | Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 15–18 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 15–18 | POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 15–18 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 0	0
Commercial | CMS 15–18 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	3.001%
Commercial | CMS 15–18 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.00%
Commercial | CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 813	857
Commercial | CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	74	39
Commercial | CMS 19 | Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 19 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 19 | Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	813	857
Commercial | CMS 19 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	74	39
Commercial | CMS 19 | Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 19 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 19 | POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 19 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 0	0
Commercial | CMS 19 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.001%
Commercial | CMS 19 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	99.999%
Commercial | CMS 20–23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	100.00%
Commercial | CMS 20–23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 3,371	3,563
Commercial | CMS 20–23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	1,070	956
Commercial | CMS 20–23 | Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 20–23 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 20–23 | Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 20–23 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 20–23 | Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	3,371	3,563
Commercial | CMS 20–23 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	1,070	956
Commercial | CMS 20–23 | POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 20–23 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 1–5 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	13,606	21,989
Commercial | CMS 1–5 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	2	4
Commercial | CMS 1–5 | Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	13,573	21,950
Commercial | CMS 1–5 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	2	4
Commercial | CMS 1–5 | Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	33	39
Commercial | CMS 1–5 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 1–5 | Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 1–5 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 1–5 | POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 1–5 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 0	0
Commercial | CMS 1–5 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.00%
Commercial | CMS 1–5 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.10%
Commercial | CMS 6–10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 32,582	26,383
Commercial | CMS 6–10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	40	23
Commercial | CMS 6–10 | Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	32,070	26,073
Commercial | CMS 6–10 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	37	23
Commercial | CMS 6–10 | Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	512	310
Commercial | CMS 6–10 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	3	0
Commercial | CMS 6–10 | Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 6–10 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 6–10 | POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	0	0
Commercial | CMS 6–10 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to customers	£ 0	0
Commercial | CMS 6–10 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.101%
Commercial | CMS 6–10 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.50%
Stage 3 £m | Partial write off
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to banks and customers	£ 727	650
Loans and advances to banks and customers outstanding	1,360	1,279
Stage 2 and stage 3 | Modified
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to banks and customers	126	1,546
Stage 1 £m | Modified
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to banks and customers	£ 5,279	£ 6,658